Subsidiaries with Non-controlling Interests - Financial Information of Significant Subsidiaries with Non-controlling Interests (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Current assets	$ 65,064	$ 26,704
Current liabilities	45,493	7,878
Retained earnings (accumulated deficit)	(22,715)	(3,724)
Shareholders' equity
Cronos Group	211,504	86,368
Non-controlling interests	136	0
Revenue	15,703	4,082
Net income (loss)	(19,205)	2,491
Net income (loss) attributable to:
Cronos Group	(18,970)	2,491
Non-controlling interests	(235)
Other comprehensive income (loss)	50	(704)
Comprehensive income (loss) attributable to:
Cronos Group	(18,920)	$ 1,787
Non-controlling interests	(235)
Subsidiaries [member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Current assets	1,403
Non-current assets	11,050
Current liabilities	401
Non-current liabilities	10,601
Retained earnings (accumulated deficit)	1,451
Shareholders' equity
Cronos Group	1,315
Non-controlling interests	136
Net income (loss)	(1,238)
Net income (loss) attributable to:
Cronos Group	(1,003)
Non-controlling interests	(235)
Other comprehensive income (loss)	4
Comprehensive income (loss) attributable to:
Cronos Group	$ 4
Subsidiaries [member] | Cronos Israel GS Cultivations Ltd [member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Percentage interest held by non-controlling interests	30.00%
Current assets	$ 713
Non-current assets	4,345
Current liabilities	325
Non-current liabilities	4,775
Retained earnings (accumulated deficit)	(42)
Shareholders' equity
Cronos Group	(29)
Non-controlling interests	(13)
Net income (loss)	(556)
Net income (loss) attributable to:
Cronos Group	(389)
Non-controlling interests	(167)
Other comprehensive income (loss)	(2)
Comprehensive income (loss) attributable to:
Cronos Group	(1)
Non-controlling interests	$ (1)
Subsidiaries [member] | Cronos Israel GS Manufacturing Ltd [member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Percentage interest held by non-controlling interests	10.00%
Current assets	$ 690
Non-current assets	6,705
Current liabilities	76
Non-current liabilities	5,826
Retained earnings (accumulated deficit)	1,493
Shareholders' equity
Cronos Group	1,344
Non-controlling interests	149
Net income (loss)	(682)
Net income (loss) attributable to:
Cronos Group	(614)
Non-controlling interests	(68)
Other comprehensive income (loss)	6
Comprehensive income (loss) attributable to:
Cronos Group	5
Non-controlling interests	$ 1